Provision for expected credit losses	12 Months Ended
Sep. 30, 2024
Provision for expected credit losses
Provision for expected credit losses

Note 10. Provision for expected credit losses

Accounting policy

Note 6 provides details of impairment charges.

Impairment applies to all financial assets at amortised cost, lease receivables, debt securities measured at FVOCI, due from subsidiaries and credit commitments.

The ECL is recognised as follows:

●
Loans (including lease receivables), debt securities at amortised cost and due from subsidiaries: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Note 9 and Note 17);
●
Debt securities at FVOCI: in reserves in OCI with no reduction of the carrying value of the debt security itself (refer to Note 17 and Note 26); and
●
Credit commitments: as a provision (refer to Note 25).

Measurement

Westpac calculates the provision for ECL based on a three-stage approach. The provision for ECL is a probability-weighted estimate of the cash shortfalls expected to result from defaults over the relevant time frame. They are determined by evaluating a range of possible outcomes and taking into account the time value of money, past events, current conditions and forecasts of future economic conditions.

The models use three main components to determine the ECL (as well as the time value of money) including:

●
Probability of default (PD): the probability that a counterparty will default;
●
Loss given default (LGD): the loss that is expected to arise in the event of a default; and
●
Exposure at default (EAD): the estimated outstanding amount of credit exposure at the time of the default.

Model stages

The three stages are as follows:

Stage 1: 12 months ECL – performing

For financial assets where there has been no significant increase in credit risk since origination, a provision for 12 months ECL is recognised.

Stage 2: Lifetime ECL – performing

For financial assets where there has been a significant increase in credit risk since origination but where the asset is still performing, a provision for lifetime ECL is recognised. The indicators of a significant increase in credit risk are described on the following page.

Stage 3: Lifetime ECL – non-performing

Financial assets in Stage 3 are those that are in default. This is aligned to the regulatory definition of default applied in the calculation of credit risk weighted assets. A default occurs when:

●
Westpac considers that the customer is unable to repay its credit obligations in full, irrespective of recourse by Westpac to actions such as realising security. Indicators include a breach of contract with Westpac such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on an individual basis; or
●
The customer is more than 90 days past due on any material credit obligation.

A provision for lifetime ECL is recognised on these financial assets.

Collective and individual assessment

Financial assets that are in Stages 1 and 2 are assessed on a collective basis. This means that they are grouped in pools of similar assets with similar credit risk characteristics including the type of product and the customer risk grade. Financial assets in Stage 3 are assessed on an individual basis and calculated collectively for those below a specified threshold.

Expected life

In considering the lifetime time frame for ECL in Stages 2 and 3, the standard generally requires use of the remaining contractual life adjusted, where appropriate, for prepayments, extension and other options. For certain revolving credit facilities which include both a drawn and undrawn component (e.g. credit cards and revolving lines of credit), Westpac’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the exposure to credit losses to the contractual notice period. For these facilities, lifetime is based on historical behaviour.

Note 10. Provision for expected credit losses (Continued)

Movement between stages

Financial assets may move in both directions through the stages of the impairment model. Financial assets previously in Stage 2 may move back to Stage 1 if it is no longer considered that there has been a significant increase in credit risk. Similarly, financial assets in Stage 3 may move back to Stage 1 or Stage 2 if they are no longer assessed to be non-performing.

Critical accounting assumptions and estimates

Key judgements include when a significant increase in credit risk has occurred, the estimation of forward-looking macroeconomic information and overlays. Other factors which can impact the provision include the borrower’s financial situation, the realisable value of collateral, Westpac’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Significant increase in credit risk (SICR)

Determining when a financial asset has experienced a SICR since origination is a critical accounting judgement which is based on the change in the probability of default (PD) since origination. In determining whether a change in PD represents a significant increase in risk, relative changes in PD and absolute PD thresholds are both considered based on the portfolio of the exposure.

Westpac does not rebut the presumption that instruments that are 30 days past due have experienced a SICR but this is used as a backstop rather than the primary indicator. In addition, the deferral of payments by customers in hardship arrangements is generally treated as an indication of a SICR.

Forward-looking macroeconomic information

The measurement of ECL for each stage and the assessment of significant increase in credit risk considers information about past events and current conditions as well as reasonable and supportable projections of future events and economic conditions. The estimation of forward-looking information is a critical accounting judgement. Westpac considers three future macroeconomic scenarios including a base case scenario along with upside and downside scenarios.

The macroeconomic variables used in these scenarios, based on current economic forecasts, include (but are not limited to) employment to population rates, real gross domestic product growth rates and residential and commercial property price indices.

●

Base case scenario

This scenario utilises the internal Westpac economics forecast used for strategic decision making and forecasting.

●

Upside scenario

This scenario represents a modest improvement on the base case scenario.

●

Downside scenario

The downside scenario is a more severe scenario with ECL higher than those under the base case scenario.This scenario assumes a recession with a combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate, which simultaneously impact ECL across all portfolios from the reporting date.

The three macroeconomic scenarios are probability weighted and together represent Westpac’s view of the forward looking distribution of potential loss outcomes. The weighting applied to each of the three macroeconomic scenarios takes into account historical frequency, current trends, and forward-looking conditions.

The macroeconomic variables and probability weightings of the three macroeconomic scenarios are subject to the approval of the Group Chief Financial Officer and Group Chief Risk Officer with oversight from the Board of Directors (and its Committees).

Overlays

Where appropriate, adjustments will be made to modelled outcomes to reflect reasonable and supportable information not already incorporated in the models.

Judgements can change with time as new information becomes available which could result in changes to the provision for ECL.

Note 10. Provision for expected credit losses (Continued)

Loans and credit commitments

The following tables disclose the provision for ECL on loans and credit commitments by stage for Westpac and the Parent Entity.

	2024				2023
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Consolidated
Provision for ECL on loans
Housing	162	879	639	1,680	152	1,036	513	1,701
Personal	61	207	99	367	64	198	98	360
Business	405	1,163	953	2,521	355	1,231	786	2,372
Total loans ECL provision (Note 9)	628	2,249	1,691	4,568	571	2,465	1,397	4,433
Provision for ECL on credit commitments
Housing	7	18	-	25	6	16	-	22
Personal	16	27	-	43	18	27	-	45
Business	110	300	38	448	111	300	19	430
Total credit commitments ECL provision (Note 25)	133	345	38	516	135	343	19	497
Total provision for ECL on loans and credit commitments	761	2,594	1,729	5,084	706	2,808	1,416	4,930
Presented as provision for ECL on:
Individually assessed provisions	-	-	536	536	-	-	351	351
Collectively assessed provisions	761	2,594	1,193	4,548	706	2,808	1,065	4,579
Total provision for ECL on loans and credit commitments	761	2,594	1,729	5,084	706	2,808	1,416	4,930
Gross loans	639,900	161,121	10,314	811,335	605,761	163,583	8,343	777,687
Credit commitments	181,275	30,395	441	212,111	177,971	27,814	366	206,151
Gross loans and credit commitments	821,175	191,516	10,755	1,023,446	783,732	191,397	8,709	983,838
Coverage ratio on loans (%)	0.10	1.40	16.40	0.56	0.09	1.51	16.74	0.57
Coverage ratio on loans and credit commitments (%)	0.09	1.35	16.08	0.50	0.09	1.47	16.26	0.50

Note 10. Provision for expected credit losses (Continued)

	2024				2023
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Parent Entity
Provision for ECL on loans
Housing	136	743	575	1,454	117	907	446	1,470
Personal	54	184	92	330	55	172	90	317
Business	348	968	838	2,154	306	1,026	694	2,026
Total loans ECL provision (Note 9)	538	1,895	1,505	3,938	478	2,105	1,230	3,813
Provision for ECL on credit commitments
Housing	6	14	-	20	4	13	-	17
Personal	12	17	-	29	13	19	-	32
Business	105	283	27	415	105	282	18	405
Total credit commitments ECL provision (Note 25)	123	314	27	464	122	314	18	454
Total provision for ECL on loans and credit commitments	661	2,209	1,532	4,402	600	2,419	1,248	4,267
Presented as provision for ECL on:
Individually assessed provisions	-	-	437	437	-	-	301	301
Collectively assessed provisions	661	2,209	1,095	3,965	600	2,419	947	3,966
Total provision for ECL on loans and credit commitments	661	2,209	1,532	4,402	600	2,419	1,248	4,267
Gross loans	564,844	139,828	9,309	713,981	533,446	140,873	7,515	681,834
Credit commitments	160,418	27,033	411	187,862	156,080	24,390	343	180,813
Gross loans and credit commitments	725,262	166,861	9,720	901,843	689,526	165,263	7,858	862,647
Coverage ratio on loans (%)	0.10	1.36	16.17	0.55	0.09	1.49	16.37	0.56
Coverage ratio on loans and credit commitments (%)	0.09	1.32	15.76	0.49	0.09	1.46	15.88	0.49

Note 10. Provision for expected credit losses (Continued)

Movement in provision for ECL on loans and credit commitments

The reconciliation of the provision for ECL tables for loans and credit commitments has been determined by an aggregation of monthly movements over the year. The key line items in the reconciliation represent the following:

●	“Transfers between stages” lines represent transfers between Stage 1, Stage 2 and Stage 3 prior to re-measurement of the provision for ECL;
●	“Business activity during the year” represents new accounts originated during the year net of those that were de-recognised due to final repayments during the year;
●	“Net re-measurement of provision for ECL” line represents the impact on the provision for ECL due to changes in credit quality during the year (including transfers between stages), changes in portfolio overlays, changes due to forward-looking economic scenarios and partial repayments and additional draw-downs on existing facilities over the year; and
●	“Write-offs” represent a reduction in the provision for ECL as a result of de-recognition of exposures where there is no reasonable expectation of full recovery.

	Consolidated				Parent Entity
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2022	885	2,341	1,399	4,625	777	2,063	1,240	4,080
Transfers to Stage 1[a]	1,252	(1,119)	(133)	-	1,115	(990)	(125)	-
Transfers to Stage 2[a]	(588)	1,069	(481)	-	(503)	941	(438)	-
Transfers to Stage 3[a]	(7)	(489)	496	-	(6)	(443)	449	-
Business activity during the year[a]	226	(243)	(141)	(158)	191	(223)	(130)	(162)
Net remeasurement of provision for ECL[a]	(1,066)	1,238	824	996	(975)	1,071	767	863
Write-offs	-	-	(601)	(601)	-	-	(554)	(554)
Exchange rate and other adjustments	4	11	53	68	1	-	39	40
Balance as at 30 September 2023	706	2,808	1,416	4,930	600	2,419	1,248	4,267
Transfers to Stage 1	1,222	(1,165)	(57)	-	1,088	(1,036)	(52)	-
Transfers to Stage 2	(315)	822	(507)	-	(274)	724	(450)	-
Transfers to Stage 3	(3)	(608)	611	-	(3)	(527)	530	-
Business activity during the year	303	(328)	(293)	(318)	267	(308)	(243)	(284)
Net remeasurement of provision for ECL	(1,149)	1,070	1,123	1,044	(1,016)	937	1,016	937
Write-offs	-	-	(620)	(620)	-	-	(573)	(573)
Exchange rate and other adjustments	(3)	(5)	56	48	(1)	-	56	55
Balance as at 30 September 2024	761	2,594	1,729	5,084	661	2,209	1,532	4,402

a.

The attribution of amounts disclosed in the movement schedule has been revised to better reflect the nature of the changes in the provision for ECL. Comparatives have been revised to align with current period presentation.

Note 10. Provision for expected credit losses (Continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Housing
Balance as at 30 September 2022	143	1,095	415	1,653	106	1,016	369	1,491
Transfers to Stage 1[a]	316	(311)	(5)	-	295	(292)	(3)	-
Transfers to Stage 2[a]	(60)	316	(256)	-	(55)	290	(235)	-
Transfers to Stage 3[a]	-	(131)	131	-	-	(125)	125	-
Business activity during the year[a]	41	(98)	(106)	(163)	40	(97)	(99)	(156)
Net remeasurement of provision for ECL[a]	(284)	176	364	256	(265)	128	316	179
Write-offs	-	-	(50)	(50)	-	-	(43)	(43)
Exchange rate and other adjustments	2	5	20	27	-	-	16	16
Balance as at 30 September 2023	158	1,052	513	1,723	121	920	446	1,487
Transfers to Stage 1	351	(345)	(6)	-	311	(307)	(4)	-
Transfers to Stage 2	(41)	310	(269)	-	(36)	276	(240)	-
Transfers to Stage 3	-	(196)	196	-	-	(183)	183	-
Business activity during the year	59	(131)	(158)	(230)	55	(123)	(143)	(211)
Net remeasurement of provision for ECL	(357)	209	396	248	(309)	174	357	222
Write-offs	-	-	(57)	(57)	-	-	(46)	(46)
Exchange rate and other adjustments	(1)	(2)	24	21	-	-	22	22
Balance as at 30 September 2024	169	897	639	1,705	142	757	575	1,474

Personal
Balance as at 30 September 2022	99	250	123	472	85	218	112	415
Transfers to Stage 1[a]	359	(356)	(3)	-	323	(322)	(1)	-
Transfers to Stage 2[a]	(59)	126	(67)	-	(54)	114	(60)	-
Transfers to Stage 3[a]	-	(132)	132	-	-	(123)	123	-
Business activity during the year[a]	28	(15)	-	13	26	(13)	-	13
Net remeasurement of provision for ECL[a]	(346)	350	256	260	(312)	317	244	249
Write-offs	-	-	(358)	(358)	-	-	(341)	(341)
Exchange rate and other adjustments	1	2	15	18	-	-	13	13
Balance as at 30 September 2023	82	225	98	405	68	191	90	349
Transfers to Stage 1	358	(356)	(2)	-	325	(324)	(1)	-
Transfers to Stage 2	(59)	106	(47)	-	(56)	98	(42)	-
Transfers to Stage 3	-	(136)	136	-	-	(128)	128	-
Business activity during the year	36	(9)	-	27	34	(8)	-	26
Net remeasurement of provision for ECL	(340)	405	295	360	(305)	372	283	350
Write-offs	-	-	(394)	(394)	-	-	(378)	(378)
Exchange rate and other adjustments	-	(1)	13	12	-	-	12	12
Balance as at 30 September 2024	77	234	99	410	66	201	92	359

a.

The attribution of amounts disclosed in the movement schedule has been revised to better reflect the nature of the changes in the provision for ECL. Comparatives have been revised to align with current period presentation.

Note 10. Provision for expected credit losses (Continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Business
Balance as at 30 September 2022	643	996	861	2,500	586	829	759	2,174
Transfers to Stage 1[a]	577	(452)	(125)	-	497	(376)	(121)	-
Transfers to Stage 2[a]	(469)	627	(158)	-	(394)	537	(143)	-
Transfers to Stage 3[a]	(7)	(226)	233	-	(6)	(195)	201	-
Business activity during the year[a]	157	(130)	(35)	(8)	125	(113)	(31)	(19)
Net remeasurement of provision for ECL[a]	(436)	712	204	480	(398)	626	207	435
Write-offs	-	-	(193)	(193)	-	-	(170)	(170)
Exchange rate and other adjustments	1	4	18	23	1	-	10	11
Balance as at 30 September 2023	466	1,531	805	2,802	411	1,308	712	2,431
Transfers to Stage 1	513	(464)	(49)	-	452	(405)	(47)	-
Transfers to Stage 2	(215)	406	(191)	-	(182)	350	(168)	-
Transfers to Stage 3	(3)	(276)	279	-	(3)	(216)	219	-
Business activity during the year	208	(188)	(135)	(115)	178	(177)	(100)	(99)
Net remeasurement of provision for ECL	(452)	456	432	436	(402)	391	376	365
Write-offs	-	-	(169)	(169)	-	-	(149)	(149)
Exchange rate and other adjustments	(2)	(2)	19	15	(1)	-	22	21
Balance as at 30 September 2024	515	1,463	991	2,969	453	1,251	865	2,569

a.

The attribution of amounts disclosed in the movement schedule has been revised to better reflect the nature of the changes in the provision for ECL. Comparatives have been revised to align with current period presentation.

Reconciliation of impairment charges

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Loans and credit commitments:
Business activity during the year[a]	(318)	(158)	(284)	(162)
Net remeasurement of the provision for ECL[a]	1,044	996	937	863
Impairment charges for debt securities at amortised cost	-	-	1	-
Impairment charges for debt securities at FVOCI	1	1	1	1
Impairment on due from subsidiaries	-	-	4	(7)
Recoveries	(190)	(191)	(184)	(184)
Impairment charges/(benefits) (Note 6)	537	648	475	511

a.

The attribution of amounts disclosed in the movement schedule has been revised to better reflect the nature of the changes in the provision for ECL. Comparatives have been revised to align with current period presentation.

Note 10. Provision for expected credit losses (Continued)

Total write-offs net of recoveries to average loans

	Consolidated
%	2024	2023
Write-offs net of recoveries to average loans
Housing	0.01	0.01
Personal	2.21	1.78
Business	0.05	0.07
Total write-offs net of recoveries to average loans	0.05	0.05

Write-offs still under enforcement activity

Of the amount of current year write-offs, $596 million for the Group (2023: $581 million) and $549 million (2023: $534 million) for the Parent Entity represent balances that the Group was still entitled to recover.

Impact of overlays on the provision for ECL on loans and credit commitments

The following table attributes the provision for ECL on loans and credit commitments between modelled ECL and portfolio overlays.

Portfolio overlays are used to capture areas of potential risk and uncertainty in the portfolio, that are not captured in the underlying modelled ECL.

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Modelled provision for ECL on loans and credit commitments	4,905	4,498	4,205	3,880
Overlays	179	432	197	387
Total provision for ECL on loans and credit commitments	5,084	4,930	4,402	4,267

Details of changes related to forward-looking economic inputs and portfolio overlays, based on reasonable and supportable information up to the date of this report, are provided below.

Modelled provision for ECL on loans and credit commitments

The modelled provision for ECL on loans and credit commitments is a probability weighted estimate based on three scenarios which together represent the Group’s view of the forward-looking distribution of potential loss outcomes. Changes in the modelled provision for ECL are reflected through the “net remeasurement of provision for ECL” line item. Overlays are used to capture potential risk and uncertainty in the portfolio that are not captured in the underlying modelled ECL.

Note 10. Provision for expected credit losses (Continued)

The base case scenario uses the following Westpac Economic forecasts:

Key economic assumptions for base case scenario	30 September 2024	30 September 2023
Annual GDP: Australia	Forecast growth of 1.5% for calendar year 2024 and 2.4% for calendar year 2025	Forecast growth of 1.2% for calendar year 2023 and 1.6% for calendar year 2024
New Zealand	Forecast growth of 0.1% for calendar year 2024 and 2.0% for calendar year 2025	Forecast growth of 0.8% for calendar year 2023 and 0.2% for calendar year 2024
Commercial property index, Australia	Forecast price contraction of 11.5% for calendar year 2024 and growth of 1.3% for calendar year 2025	Forecast price contraction of 15.0% for calendar year 2023 and 0.5% for calendar year 2024
Residential property prices: Australia	Forecast price growth of 5.7% for calendar year 2024 and 4.0% for calendar year 2025	Forecast price growth of 5.8% for calendar year 2023 and 4.0% for calendar year 2024
New Zealand	Forecast price growth of 0.7% for calendar year 2024 and 6.4% for calendar year 2025	Forecast price contraction of 1.0% for calendar year 2023 and growth of 7.7% for calendar year 2024
Cash rate, Australia	Forecast cash rate of 4.35% at December 2024 and 3.35% at December 2025	Forecast cash rate of 4.1% at December 2023 and 3.6% at December 2024
Unemployment rate: Australia	Forecast rate of 4.3% at December 2024 and 4.6% at December 2025	Forecast rate of 3.9% at December 2023 and 4.7% at December 2024
New Zealand	Forecast rate of 5.3% at December 2024 and 5.6% at December 2025	Forecast rate of 4.3% at December 2023 and 5.2% at December 2024

The downside scenario is a more severe scenario with expected credit losses higher than the base case. This scenario assumes a recession with a combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate, which simultaneously impact expected credit losses across all portfolios from the reporting date. The assumptions used in this scenario and relativities to the base case will be monitored having regard to the emerging economic conditions and updated where necessary. The upside scenario represents a modest improvement to the base case.

Note 10. Provision for expected credit losses (Continued)

The following sensitivity table shows the reported provision for ECL on loans and credit commitments based on the probability weighted scenarios and what the provision for ECL on loans and credit commitments would be assuming a 100% weighting to the base case scenario and to the downside scenario (with all other assumptions held constant).

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Reported probability-weighted ECL	5,084	4,930	4,402	4,267
100% base case ECL	3,559	3,409	3,089	2,927
100% downside ECL	7,195	6,849	6,221	5,957

If 1% of Stage 1 loans and credit commitments (calculated on a 12 month ECL) were transferred to Stage 2 (calculated on a lifetime ECL), the provision for ECL on loans and credit commitments would increase by $93 million (2023: $78 million) for Westpac and $81 million (2023: $70 million) for the Parent Entity. This estimate applies the average modelled provision coverage ratio by stage to the transfer of loans and credit commitments.

The following table discloses the economic weights applied by Westpac and the Parent Entity. In 2024, the downside scenario weight was reduced by 2.5% and base case weight increased by the same value, reflecting a modest reduction in broader macroeconomic uncertainty:

Scenario weightings (%)	2024	2023
Upside	5.0	5.0
Base	52.5	50.0
Downside	42.5	45.0

The Group’s definition of default is aligned to the regulatory definition of default applied in the calculation of credit risk weighted assets.

Portfolio overlays

Portfolio overlays are used to address areas of risk, including significant uncertainties that are not captured in the underlying modelled ECL. Determination of portfolio overlays requires expert judgement and is thoroughly documented and subject to comprehensive internal governance and oversight. Overlays are continually reassessed and if the risk is judged to have changed (increased or decreased), or is subsequently captured in the modelled ECL, the overlay will be released or remeasured.

Westpac’s total portfolio overlays as at 30 September 2024 were $179 million (2023: $432 million) for the Group and $197 million (2023: $387 million) for the Parent Entity, and comprise:

●	$77 million (2023: $302 million) for the Group and $106 million (2023: $275 million) for the Parent Entity for consumers, mostly reflecting potential high consumer stress from higher interest rates and inflation. The Group included a negative overlay for WNZL;
●	$32 million (2023: $60 million) for the Group and $21 million (2023: $42 million) for the Parent Entity mostly reflecting the impact of potential supply chain disruptions and labour shortages in certain industries; and
●	$70 million (2023: $70 million) for the Group and $70 million (2023: $70 million) for the Parent Entity for the expected impact of extreme weather events on customers.

Changes in portfolio overlays are reflected through the “net remeasurement of provision for ECL” line item.

Impact of changes in credit exposures on the provision for ECL on loans and credit commitments

●	Stage 1 credit exposures increased by $37.4 billion (2023: net decrease of $15.6 billion) for Westpac and $35.7 billion (2023: net decrease of $10.8 billion) for the Parent Entity. This was driven by new lending across the housing and business loan portfolios, which also drove the overall increase in stage 1 ECL.
●	Stage 2 credit exposures increased by $0.1 billion (2023: increased by $54.3 billion) for Westpac and $1.6 billion (2023: increased by $40.5 billion) for the Parent Entity, driven by a net transfer of business TCE from stage 1 in response to updated model economics, partly offset by net runoff across business and certain housing loan portfolios. Stage 2 ECL decreased, driven by a reduction in overlays to the housing portfolio, reduction in downside scenario weighting and net improvement in the average credit quality of the stage 2 business portfolio.
●	Stage 3 credit exposures increased by $2.0 billion (2023: increased by $1.1 billion) for Westpac and $1.9 billion (2023: increased by $0.9 billion) for the Parent Entity. This was driven by an increase in the balance of housing loans that are 90 days past due and certain downgrades within the business portfolio.